Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2019
Disclosure of Significant Accounting Policies [Abstract]
Basis of presentation and principles of consolidation
3.1 Basis of presentation and principles of consolidation

(i)	Subsidiaries and business combinations
Subsidiaries are those entities controlled by Eldorado. Control exists when Eldorado is exposed to, or has rights, to variable returns from the subsidiary and has the ability to affect those returns through its power over the subsidiary. Power is defined as existing rights that give the Company the ability to direct the relevant activities of the subsidiary. In assessing control, potential voting rights that currently are exercisable are taken into account. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. All intercompany transactions, balances, income and expenses are eliminated in full upon consolidation.
The acquisition method of accounting is used to account for business acquisitions. The cost of an acquisition is measured at the fair value of the assets acquired, equity instruments issued and liabilities incurred or assumed at the date of exchange.
Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date, irrespective of the extent of any non-controlling interest.
The excess of the cost of acquisition over the fair value of Eldorado’s share of the identifiable net assets acquired is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets acquired, the difference, or gain, is recognized directly in the consolidated statement of operations.
3. Significant accounting policies (continued)
Transaction costs, other than those associated with the issue of debt or equity securities, which the Company incurs in connection with a business combination, are expensed as incurred.
The material subsidiaries of the Company as at December 31, 2019 are described below:

Subsidiary	Location	Ownership interest	Operations and development projects owned

Tüprag Metal Madencilik Sanayi ve Ticaret AS ("Tüprag")	Turkey	100%	Kişladağ Mine Efemçukuru Mine
Hellas Gold SA ("Hellas")	Greece	95%	Olympias Mine Stratoni Mine Skouries Project
Integra Gold Corporation	Canada	100%	Lamaque Mine
Thracean Gold Mining SA	Greece	100%	Perama Hill Project
Thrace Minerals SA	Greece	100%	Sapes Project
Unamgen Mineração e Metalurgia SA	Brazil	100%	Vila Nova Iron Ore Mine
Brazauro Recursos Minerais SA ("Brazauro")	Brazil	100%	Tocantinzinho Project
Deva Gold SA ("Deva")	Romania	80.5%	Certej Project

(ii)	Discontinued operations
A discontinued operation is a component of the Company’s business that represents a separate major line of business or geographical area of operations that has been disposed of, has been abandoned or meets the criteria to be classified as held for sale.
Discontinued operations are presented in the consolidated statement of operations as a separate line.
(iii) Assets held for sale
Assets and businesses classified as held for sale are measured at the lower of carrying amount and fair value less costs to sell. Impairment losses on initial classification as held for sale and gains or losses on subsequent remeasurements are included in the consolidated statement of operations. No depreciation is charged on assets and businesses classified as held for sale.
Assets and businesses are classified as held for sale if their carrying amount will be recovered or settled principally through a sale transaction rather than through continuing use. The asset or business must be available for immediate sale and the sale must be highly probable within one year.
(iv)  Investments in associates
Associates are those entities where Eldorado has the ability to exercise significant influence, but not control, over the financial and operating policies of those entities. Significant influence is presumed to exist when the Company holds between 20 and 50 percent of the voting power of another entity.
Associates are accounted for using the equity method (equity accounted investees) and are recognized initially at cost. The consolidated financial statements include Eldorado’s share of the income and expenses and equity movements of equity accounted investees, after adjustments to align the accounting policies with those of Eldorado, from the date that significant influence commences until the date that significant influence ceases.
When the Company’s share of losses exceeds its interest in an equity accounted investee, the carrying amount of that interest (including any long-term investments) is reduced to nil and the recognition of further losses is discontinued except to the extent that the Company has an obligation to make, or has made, payments on behalf of the investee.
3. Significant accounting policies (continued)
At each statement of financial position date, each investment in associates is assessed for indicators of impairment.
(v)  Transactions with non-controlling interests
For purchases from non-controlling interests, the difference between any consideration paid and the relevant share of the carrying value of net assets of the subsidiary acquired is recorded in equity. Gains or losses on disposals to non-controlling interests are also recorded in equity.
Eldorado treats transactions in the ordinary course of business with non-controlling interests as transactions with third parties.
(vi) Transactions eliminated on consolidation
Intra-company and intercompany balances and transactions, and any unrealized income and expenses arising from all such transactions, are eliminated in preparing the consolidated financial statements.

Foreign currency translation
3.2 Foreign currency translation

(i)	Functional and presentation currency
Items included in the financial statements of each of Eldorado’s subsidiaries are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The consolidated financial statements are presented in U.S. dollars, which is the Company’s functional and presentation currency, as well as the functional currency of all significant subsidiaries.

(ii)	Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated to the functional currency at the exchange rate at that date. Foreign exchange gains and losses resulting from the settlement of such transactions, and from the translation of monetary assets and liabilities denominated in foreign currencies, are recognized in the consolidated statement of operations.

Property, plant and equipment
3.3 Property, plant and equipment

(i)	Cost and valuation
Property, plant and equipment are carried at cost less accumulated depreciation and any impairment in value. When an asset is disposed of, it is derecognized and the difference between its carrying value and net sales proceeds is recognized as a gain or loss in the consolidated statement of operations.

(ii)	Property, plant and equipment
Property, plant and equipment includes expenditures incurred on properties under development, significant payments related to the acquisition of land, mineral rights and property, plant and equipment which are recorded at cost on initial acquisition. Cost includes the purchase price and the directly attributable costs of acquisition or construction required to bring an asset to the location and condition necessary for the asset to be capable of operating in the manner intended by management, including capitalized borrowing costs for qualifying assets.

(iii)	Deferred stripping costs
Stripping costs incurred during the production phase of a mine are considered production costs and included in the cost of inventory produced during the period in which the stripping costs are incurred, unless the stripping activity can be shown to provide access to additional mineral reserves, in which case the stripping costs are capitalized. Stripping costs incurred to prepare the ore body for extraction are capitalized as mine development costs (pre-stripping). Capitalized stripping costs are amortized on a unit-of-production basis over the proven and probable reserves to which they relate.
3. Significant accounting policies (continued)

(iv)	Depreciation
Mine development costs, property, plant and equipment and other mining assets whose estimated useful life is the same as the remaining life of the mine are depreciated, depleted and amortized over a mine’s estimated life using the units-of-production method calculated based on proven and probable reserves.
Capitalized development costs related to a multi-pit operation are amortized on a pit-by-pit basis over the pit’s estimated life using the units-of-production method calculated based on proven and probable reserves related to each pit.
Property, plant and equipment and other assets whose estimated useful lives are less than the remaining life of the mine are depreciated on a straight-line basis over the estimated useful lives of the assets.
Where components of an asset have a different useful life and the cost of the component is significant to the total cost of the asset, depreciation is calculated on each separate component.
Depreciation methods, useful lives and residual values are reviewed at the end of each year and adjusted if appropriate.

(v)	Subsequent costs
Expenditure on major maintenance or repairs includes the cost of replacement parts of assets and overhaul costs. Where an asset or part of an asset is replaced and it is probable that further future economic benefit will flow to the Company, the expenditure is capitalized and the carrying value of the replaced asset or part of an asset is derecognized. Similarly, overhaul costs associated with major maintenance are capitalized when it is probable that future economic benefit will flow to the Company and any remaining costs of previous overhauls relating to the same asset are derecognized. All other expenditures are expensed as incurred.

(vi)	Borrowing costs
Borrowing costs are expensed as incurred except where they are attributable to the financing of construction or development of qualifying assets requiring a substantial period of time to prepare for their intended future use. Interest is capitalized up to the date when substantially all the activities necessary to prepare the asset for its iintended use are complete. Interest is ceased to be capitalized during periods of prolonged suspension of construction or development. Borrowing costs are classified as cash outflows from operating activities on the statement of cash flows except for borrowing costs capitalized which are classified as investing activities.
Investment income arising on the temporary investment of proceeds from borrowings is offset against borrowing costs being capitalized.

(vii)	Mine standby costs and restructuring costs
Mine standby costs and costs related to restructuring a mining operation are charged directly to expense in the period incurred. Mine standby costs include labour, maintenance and mine support costs incurred during temporary shutdowns of a mine or a development project.

Leases
3.4 Leases
A contract is or contains a lease when the contract conveys a right to control the use of an identified asset for a period of time in exchange for consideration.
The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, and subsequently at cost less any accumulated depreciation and impairment losses, and is adjusted for certain remeasurements of the lease liability. The cost of the right-of-use asset includes the amount of the initial measurement of the lease liability, any lease payments made at or before the commencement date, less any lease incentives received, any initial direct costs; and if applicable, an estimate of costs to be incurred by the Company in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease. Right-of-use assets are presented in property, plant and equipment on the statement of financial position.
3. Significant accounting policies (continued)
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. The incremental borrowing rate reflects the rate of interest that the lessee would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions.
The lease liability is subsequently increased by the interest cost on the lease liability and decreased by lease payments made. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, a change in the estimate of the amount expected to be payable under a residual value guarantee, or as appropriate, changes in the assessment of whether a purchase or extension option is reasonably certain to be exercised or a termination option is reasonably certain not to be exercised. The Company applies judgement to determine the lease term for some lease contracts which contain renewal options.
The Company does not recognize right-of-use assets and lease liabilities for leases of low-value assets, leases with lease terms that are less than 12 months and arrangements for the use of land that grant the Company the right to explore, develop, produce or otherwise use the mineral resource contained in that land. Lease payments associated with these arrangements are instead recognized as an expense over the term on either a straight-line basis, or another systematic basis if more representative of the pattern of benefit. The Company applies judgement in determining whether an arrangement grants the Company the right to explore, develop, produce or otherwise use the mineral resource contained in that land.

Exploration, evaluation and development expenditures
3.5 Exploration, evaluation and development expenditures

(i)	Exploration
Exploration expenditures reflect the costs related to the initial search for mineral deposits with economic potential or obtaining more information about existing mineral deposits. Exploration expenditures typically include costs associated with the acquisition of mineral licences, prospecting, sampling, mapping, diamond drilling and other work involved in searching for mineral deposits. All expenditures relating to exploration activities are expensed as incurred except for the costs associated with the acquisition of mineral licences which are capitalized.

(ii)	Evaluation
Evaluation expenditures reflect costs incurred at projects related to establishing the technical and commercial viability of mineral deposits identified through exploration or acquired through a business combination or asset acquisition.
Evaluation expenditures include the cost of:

▪
establishing the volume and grade of deposits through drilling of core samples, trenching and sampling activities for an ore body that is classified as either a mineral resource or a proven and probable reserve;

▪	determining the optimal methods of extraction and metallurgical and treatment processes;

▪	studies related to surveying, transportation and infrastructure requirements;

▪	permitting activities; and

▪	economic evaluations to determine whether development of the mineralized material is commercially viable, including scoping, prefeasibility and final feasibility studies.
Evaluation expenditures are capitalized if management determines that there is evidence to support probability of generating positive economic returns in the future. A mineral resource is considered to have economic potential when it is expected that the technical feasibility and commercial viability of extraction of the mineral resource can be demonstrated considering long-term metal prices. Therefore, prior to capitalizing such costs, management determines that the following conditions have been met:

▪	There is a probable future benefit that will contribute to future cash inflows;

▪	The Company can obtain the benefit and control access to it; and

▪	The transaction or event giving rise to the benefit has already occurred.
3. Significant accounting policies (continued)
The evaluation phase is complete once technical feasibility of the extraction of the mineral deposit has been determined through preparation of a reserve and resource statement, including a mining plan as well as receipt of required permits and approval of the Board of Directors to proceed with development of the mine. On such date, capitalized evaluation costs are assessed for impairment and reclassified to development costs.

(iii)	Development
Development expenditures are those that are incurred during the phase of preparing a mineral deposit for extraction and processing. These include pre-stripping costs and underground development costs to gain access to the ore that is suitable for sustaining commercial mining, preparing land, construction of plant, equipment and buildings and costs of commissioning the mine and processing facilities. It also includes proceeds received from pre-commercial production.
Expenditures incurred on development projects continue to be capitalized until the mine and mill move into the production stage. The Company assesses each mine construction project to determine when a mine moves into the production stage. The criteria used to assess the start date are determined based on the nature of each mine construction project, such as the complexity of a plant or its location. Various relevant criteria are considered to assess when the mine is substantially complete and ready for its intended use and moved into the production stage. The criteria considered include, but are not limited to, the following:

▪	the level of capital expenditures compared to construction cost estimates;

▪	the completion of a reasonable period of testing of mine plant and equipment;

▪	the ability to produce minerals in saleable form (within specification); and

▪	the ability to sustain ongoing production of minerals.
If the factors that impact the technical feasibility and commercial viability of a project change and no longer support the probability of generating positive economic returns in the future, expenditures will no longer be capitalized and the capitalized development costs will be assessed for impairment.

Goodwill
3.6 Goodwill
Goodwill represents the excess of the cost of an acquisition over the fair value of the Company’s share of the net assets of the acquired business at the date of acquisition. When the excess is negative (negative goodwill), it is recognized immediately in income. Goodwill on acquisition of subsidiaries and businesses is shown separately as goodwill in the consolidated financial statements. Goodwill on acquisition of associates is included in investments in significantly influenced companies and tested for impairment as part of the overall investment.
Goodwill is carried at cost less accumulated impairment losses and tested annually for impairment. The impairment testing is performed annually or more frequently if events or changes in circumstances indicate that it may be impaired. Impairment losses on goodwill are not reversed.
Goodwill is allocated to cash-generating units (“CGUs") for the purpose of impairment testing. The allocation is made to those CGUs or groups of CGUs that are expected to benefit from the business combination in which the goodwill arose. If the composition of one or more CGUs to which goodwill has been allocated changes due to a reorganization, the goodwill is reallocated to the units affected.

Impairment of non-financial assets
3.7 Impairment of non-financial assets
Non-financial assets which include property, plant and equipment and goodwill are reviewed each reporting period for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If such indicators exist, the Company determines the recoverable amount, and if applicable, recognizes an impairment loss.
An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less cost of disposal ("FVLCD") and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows or CGUs.
3. Significant accounting policies (continued)
Value in use is determined as the present value of the future cash flows expected to be derived from an asset or CGU based on the detailed mine and/or production plans. The estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.
FVLCD is the amount obtainable from the sale of an asset or CGU in an arm’s length transaction between knowledgeable, willing parties, less the costs of disposal. For mining assets, FVLCD is often estimated using a discounted cash flow approach because a fair value is not readily available from an active market or binding sale agreement. Estimated future cash flows are calculated using estimated future prices, mineral reserves and resources, operating and capital costs. All assumptions used are those that an independent market participant would consider appropriate.
Non-financial assets other than goodwill impaired in prior periods are reviewed for possible reversal of the impairment when events or changes in circumstances indicate that an item of mineral property and equipment or CGU is no longer impaired. An impairment charge is reversed through the consolidated statement of operations only to the extent of the asset’s or CGU’s carrying amount that would have been determined net of applicable depreciation, had no impairment loss been recognized.

Financial assets
3.8 Financial assets

(i)	Classification and measurement
The Company classifies its financial assets in the following categories: at fair value through profit or loss (“FVTPL”), at fair value through other comprehensive income (“FVTOCI”) or at amortized cost. The classification depends on the purpose for which the financial assets were acquired. Management determines the classification of its financial assets at initial recognition.
The classification of investments in debt instruments is driven by the business model for managing the financial assets and their contractual cash flow characteristics. Investments in debt instruments are measured at amortized cost if the business model is to hold the instrument for collection of contractual cash flows and those cash flows are solely principal and interest. If the business model is not to hold the debt instrument, it is classified as FVTPL. Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payments of principal and interest.
Equity instruments that are held for trading (including all equity derivative instruments) are classified as FVTPL. For other equity instruments, on the day of acquisition the Company can make an irrevocable election (on an instrument-by-instrument basis) to designate them as FVTOCI.
(a) Financial assets at FVTPL
Financial assets carried as FVTPL are initially recorded at fair value with all transaction costs expensed in the consolidated statement of operations. Realized and unrealized gains and losses arising from changes in the fair value of the financial asset held at FVTPL are included in the consolidated statement of operations in the period in which they arise. Derivatives are also categorized as FVTPL unless they are designated as hedges.
(b) Financial assets at FVTOCI
Investments in equity instruments as FVTOCI are initially recognized at fair value plus transaction costs. Subsequently they are measured at fair value, with gains and losses arising from changes in fair value recognized in other comprehensive income (loss). There is no subsequent reclassification of fair value gains and losses to net earnings (loss) following the derecognition of the investment.
(c) Financial assets at amortized cost
Financial assets at amortized cost are initially recognized at fair value and subsequently carried at amortized cost less any provisions for credit losses.
3. Significant accounting policies (continued)

(ii)	Impairment of financial assets
The Company recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost. At each reporting date, the loss allowance for the financial asset is measured at an amount equal to the lifetime expected credit losses if the credit risk on the financial asset has increased significantly since initial recognition. If at the reporting date, the credit risk on the financial asset has not increased significantly since initial recognition, the loss allowance is measured for the financial asset at an amount equal to twelve month expected credit losses. For trade receivables the Company applies the simplified approach to providing for expected credit losses, which allows the use of a lifetime expected loss provision.
Impairment losses on financial assets carried at amortized cost are reversed in subsequent periods if the amount of the loss decreases and the decrease can be objectively related to an event occurring after the impairment was recognized.
(iii) Derecognition of financial assets
Financial assets are derecognized when they mature or are sold, and substantially all the risks and rewards of ownership have been transferred. Gains and losses on derecognition of financial assets classified as FVTPL or amortized cost are recognized in the consolidated statement of operations. Gains or losses on financial assets classified as FVTOCI remain within accumulated other comprehensive income (loss).

Derivative financial instruments and hedging activities
3.9 Derivative financial instruments and hedging activities
Derivatives are recognized initially at fair value on the date a derivative contract is entered into. Subsequent to initial recognition, derivatives are remeasured at their fair value. Derivatives embedded in financial liability contracts are recognized separately if they are not closely related to the host contract. Derivatives, including embedded derivatives from financial liability contracts, are recorded on the statement of financial position at fair value and the unrealized gains and losses are recognized in the consolidated statement of operations. The method of recognising any resulting gain or loss depends on whether the derivative is designated as a hedging instrument and, if so, the nature of the item being hedged.
Changes in the fair value of any derivative instruments that do not qualify for hedge accounting are recognized immediately in the consolidated statement of operations.
(i) Fair value hedge
Changes in the fair values of derivatives that are designated and qualify as fair value hedges are recorded in the consolidated statement of operations, together with any changes in the fair values of the hedged assets or liabilities that are attributable to the hedged risk.
(ii) Cash flow hedge
The effective portions of changes in the fair values of derivatives that are designated and qualify as cash flow hedges are recognized in equity. The gain or loss relating to any ineffective portion is recognized immediately in the consolidated statement of operations.
Amounts accumulated in the hedge reserve are recycled in the consolidated statement of operations in the periods when the hedged items will affect net earnings (loss) (for instance when the forecast sale that is hedged takes place). If a forecast transaction that is hedged results in the recognition of a non-financial asset (for example, inventory) or a liability, the gains and losses previously deferred in the hedge reserve are included in the initial measurement of the cost of the asset or liability.
When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in the hedge reserve at that time remains in the reserve and is recognized when the forecast transaction is ultimately recognized in the consolidated statement of operations. When a forecast transaction is no longer expected to occur, the cumulative gain or loss that was reported in other comprehensive income (loss) is immediately transferred to the consolidated statement of operations.
The Company has not designated any derivative contracts as hedges and therefore has not applied hedge accounting in these consolidated financial statements.

Inventories
3.10 Inventories
Inventories are valued at the lower of cost and net realizable value. Costs incurred in bringing each product to its present location and condition are accounted for as follows:

(i)
Product inventory consists of stockpiled ore, ore on leach pads, crushed ore, in-circuit material at properties with milling or processing operations, gold concentrate, other metal concentrate, iron ore stockpile awaiting shipment, doré awaiting refinement and unsold bullion. Product inventory costs consist of direct production costs including mining, crushing and processing; site administration costs; and allocated indirect costs, including depreciation and amortization of mineral property, plant and equipment.

Inventory costs are charged to production costs on the basis of quantity of metal sold. At operations where the ore extracted contains significant amounts of metals other than gold, primarily silver, lead and zinc, cost is allocated between the joint products. The Company regularly evaluates and refines estimates used in determining the costs charged to production costs and costs absorbed into inventory carrying values based upon actual gold recoveries and operating plans.
Net realizable value is the estimated selling price, less the estimated costs of completion and selling expenses. A write-down is recorded when the carrying value of inventory is higher than its net realizable value.

(ii)
Materials and supplies inventory consists of consumables used in operations, such as fuel, chemicals, reagents and spare parts, which are valued at the lower of average cost and net realizable value and, where appropriate, less a provision for obsolescence. Costs include acquisition, freight and other directly attributable costs.

Trade receivables
3.11 Trade receivables
Trade receivables are amounts due from customers for the sale of bullion and metals in concentrate in the ordinary course of business.
Trade receivables are recognized initially at fair value and subsequently at amortized cost using the effective interest rate method. Trade receivables are recorded net of lifetime expected credit losses.
Settlement receivables arise from the sale of metals in concentrate where the amount receivable is finalized on settlement date based on the underlying commodity price. Settlement receivables are classified as fair value through profit and loss and are recorded at each reporting period at fair value based on forward metal prices. Changes in fair value of settlements receivable are recorded in revenue.

Cash and cash equivalents
3.12 Cash and cash equivalents
Cash and cash equivalents include cash on hand, deposits held with banks and other short-term highly liquid investments with maturities at the date of acquisition of three months or less.

Share capital
3.13 Share capital
Common shares are classified as equity. Incremental costs directly attributable to the issue of common shares and share options are recognized as a deduction from equity, net of any tax effects. Common shares held by the Company are classified as treasury stock and recorded as a reduction of shareholders’ equity.

Trade payables
3.14 Trade payables
Trade payables are obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers.
Trade payables are recognized initially at fair value and subsequently measured at amortized cost.

Debt and borrowings
3.15 Debt and borrowings
Borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently carried at amortized cost, calculated using the effective interest method. Any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the consolidated statement of operations over the period of the borrowings using the effective interest method.
Fees paid on the establishment of loan facilities and other borrowings are recognized as transaction costs of the loan to the extent that it is probable that some or all of the facility and other borrowings will be drawn down. In this case, the fee is deferred until the draw-down occurs at which time, these transaction costs are included in the carrying value of the amount drawn on the facility and amortized using the effective interest rate method. To the extent there is no evidence that it is probable that some or all of the facility and borrowings will be drawn down, the fee is capitalized as a pre-payment for liquidity services and amortized over the period the loan facility to which it relates is available to the Company.

Current and deferred income tax
3.16 Current and deferred income tax
Income tax expense comprises current and deferred tax. Income tax expense is recognized in the consolidated statement of operations except to the extent that it relates to items recognized either in other comprehensive income or directly in equity, in which case it is recognized in other comprehensive income or in equity, respectively.
Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years. Taxes on income in the interim periods are accrued using the tax rate that would be applicable to expected total annual earnings. The tax rate used is the rate that is substantively enacted.
Deferred income tax is recognized on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred income tax is not recorded if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss or on temporary differences relating to the investment in subsidiaries to the extent that they will not reverse in the foreseeable future. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the statement of financial position date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.
A deferred tax asset is recognized to the extent that it is probable that future taxable profits will be available against which the temporary difference can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Employee benefits
3.17 Employee benefits

(i)	Defined benefit plans
Certain employees have entitlements under Company pension plans which are defined benefit pension plans. For defined benefit plans, the level of benefit provided is based on the length of service and earnings of the person entitled.
The cost of the defined benefit plan is determined using the projected unit credit method. The related pension liability recognized in the consolidated statement of financial position is the present value of the defined benefit obligation at the statement of financial position date less the fair value of plan assets.
The Company obtains actuarial valuations for defined benefit plans for each statement of financial position date. Actuarial assumptions used in the determination of defined benefit pension plan liabilities are based on best estimates, including rate of salary escalation and expected retirement dates of employees. The discount rate is based on high quality bond yields. The assumption used to determine the interest income on plan assets is equal to the discount rate.
3. Significant accounting policies (continued)
Actuarial gains and losses are recognized in full in the period in which they occur in other comprehensive income without recycling to the consolidated statement of operations in subsequent periods. Current service cost, the vested element of any past service cost, the interest income on plan assets and the interest arising on the pension liability are included in the consolidated statement of operations.
Past service costs are recognized immediately to the extent the benefits are vested, and otherwise are amortized on a straight-line basis over the average period until the benefits become vested.

(ii)	Defined contribution plans
The Company’s contributions to defined contribution plans are charged to the consolidated statement of operations in the period to which the contributions relate.

(iii)	Termination benefits
Eldorado recognizes termination benefits when it is demonstrably committed to either terminating the employment of current employees according to a detailed formal plan without possibility of withdrawal, or providing benefits as a result of an offer made to encourage voluntary termination. Benefits falling due more than twelve months after the end of the reporting period are discounted to their present value.

(iv)	Short-term benefits
Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided. A liability is recognized for the amount expected to be paid under short-term cash bonus or profit-sharing plans if the Company has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

Share-based payment transactions
3.18 Share-based payment arrangements
The Company applies the fair value method of accounting for all stock option awards, deferred share units and equity settled restricted share units and performance share units. Under this method the Company recognizes a compensation expense for all stock options awarded to employees, based on the fair value of the options on the date of grant which is determined using the Black-Scholes option pricing model. For equity settled restricted share units, compensation expense is recognized based on the quoted market value of the shares. For equity settled performance share units with market based vesting conditions, compensation expense is recognized based on the fair value of the share units on the date of grant which is based on the forward price of the Company's shares and an index consisting of global gold-based securities.
The fair value of the options, restricted share units and performance share units are expensed over the vesting period of the awards with a corresponding increase in equity. No expense is recognized for awards that do not ultimately vest. Deferred share units are liability awards settled in cash accounted for at the quoted market price at the grant date and the corresponding liability is marked to market at each subsequent reporting date.

Provisions
3.19 Provisions
A provision is recognized if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. They are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability.
Asset retirement obligations
A provision is made for mine restoration and rehabilitation when an obligation is incurred. The provision is recognized as a liability with a corresponding asset recognized in relation to the mine site. At each reporting date the asset retirement obligation is remeasured in line with changes in discount rates, and timing or amount of the costs to be incurred.
3. Significant accounting policies (continued)
The provision recognized represents management’s best estimate of the present value of the future costs required. Significant estimates and assumptions are made in determining the amount of asset retirement obligations. Those estimates and assumptions deal with uncertainties such as: requirements of the relevant legal and regulatory frameworks, the magnitude of necessary remediation activities and the timing, extent and costs of required restoration and rehabilitation activities.
These uncertainties may result in future actual expenditure differing from the amounts currently provided. The provision recognized is periodically reviewed and updated based on the facts and circumstances available at the time. Changes to the estimated future costs for operating sites are recognized in the consolidated statement of financial position by adjusting both the restoration and rehabilitation asset and provision. Such changes give rise to a change in future depreciation and financial charges.

Revenue recognition
3.20 Revenue recognition
Revenue is generated from the sale of bullion and metals in concentrate. The Company produces doré, gold concentrate and other metal concentrates. The Company’s performance obligations relate primarily to the delivery of these products to customers, with each shipment representing a separate performance obligation.
Revenue from the sale of bullion and metals in concentrates is measured based on the consideration specified in the contract with the customer. The Company recognizes revenue when it transfers control of the product to the customer, and has a present right to payment for the product.
(i) Metals in concentrate
Control over metals in concentrates is transferred to the customer and revenue is recognized when the product is considered to be physically delivered to the customer under the terms of the customer contract. This is typically when the concentrate has been placed on board a vessel for shipment, or delivered to a location specified by the customer.
Metals in concentrate are sold under pricing arrangements where final prices are determined by market prices subsequent to the date of sale (the “quotational period”). Revenue from concentrate sales is recorded based on the estimated amounts to be received, based on the respective metals forward price at the expected settlement date. Adjustments are made to settlements receivable in subsequent periods based on fluctuations in the forward prices until the date of final metal pricing. These subsequent changes in the fair value of the settlements receivable are recorded in revenue separate from revenue from contracts with customers.
Provisional invoices for metals in concentrate sales are typically issued shortly after or on the passage of control of the product to the customer and the Company receives 90 - 95% of the provisional invoice at that time. Additional invoices are issued as final product weights and assays are determined over the quotational period. Provisionally invoiced amounts are generally collected promptly.
(ii) Metals in doré
The Company sells doré directly to refiners, or, refiners may receive doré from the Company to refine the materials on the Company’s behalf and arrange for sale of the refined metal.
In the Turkey segment, refined metals are sold at spot prices on the Precious Metal Market of the Borsa Istanbul. Sales proceeds are collected within several days of the completion of the sale transaction. Control over the refined gold or silver produced from doré is transferred to the customer and revenue recognized upon delivery to the customer’s bullion account on the Precious Metal Market of the Borsa Istanbul.
In the Canada segment, doré and refined metals are sold at spot prices with sales proceeds collected within several days of the sales transaction. Control is typically transferred to the customer and revenue recognized upon delivery to a location specified by the customer.

Finance income and expenses
3.21 Finance income and expenses
Finance income comprises interest income on funds invested (including financial assets carried at FVTPL) and changes in the fair value of financial assets at FVTPL. Interest income is recognized as it accrues in the consolidated statement of operations, using the effective interest method.
3. Significant accounting policies (continued)
Finance expenses comprise interest expense on borrowings, unwinding of the discount on provisions, changes in the fair value of financial assets at fair value through profit or loss and impairment losses recognized on financial assets. All borrowing costs are recognized in the consolidated statement of operations using the effective interest method, except for those amounts capitalized as part of the cost of qualifying property, plant and equipment.

Earnings (loss) per share
3.22 Earnings (loss) per share
The Company presents basic and diluted earnings per share (“EPS”) data for its common shares. Basic EPS is calculated by dividing the earnings or loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period. Diluted EPS is determined by adjusting the earnings or loss attributable to common shareholders and the weighted average number of common shares outstanding for the effects of all dilutive potential common shares, which comprise share options, restricted share units and performance share units granted to employees.

Adoption of new accounting standards
The following standards and amendments to existing standards have been adopted by the Company commencing January 1, 2019:
(i) IFRS 16 ‘Leases’
IFRS 16 introduces a single accounting model for lessees. The Company, as lessee, is required to recognize a right-of-use asset, representing its right to use the underlying asset, and a lease liability, representing its obligation to make lease payments. The Company was permitted to elect to not apply IFRS 16 to leases with a term of less than 12 months, which election is made by the underlying class of assets to which the right-of-use asset relates, or leases where the underlying asset is of low value, which election is made on an asset by asset basis. The accounting treatment for lessors remains largely the same as under IAS 17 'Leases'.
The Company adopted this standard from January 1, 2019 using the modified retrospective approach. Accordingly, the comparative information presented for 2018 has not been restated.
Previously, the Company determined at contract inception whether an arrangement was or contained a lease under IFRIC 4, ‘Determining Whether an Arrangement contains a Lease’. On adoption of IFRS 16, the Company now assesses whether a contract is or contains a lease based on whether the contract conveys a right to control the use of an identified asset for a period of time in exchange for consideration. On transition to IFRS 16, the Company elected to apply the practical expedient permitted by the standard to grandfather the assessment of which transactions are leases. IFRS 16 was applied only to contracts that were previously identified as leases. Contracts that were not identified as leases under IAS 17 and IFRIC 4 were not reassessed using the definition of a lease under IFRS 16. Therefore, the definition of a lease under IFRS 16 has been applied only to contracts entered into or changed on or after January 1, 2019.
The Company leases various assets including equipment, offices and properties that had previously been classified as operating leases under IAS 17. On adoption of IFRS 16, liabilities for these leases were measured at the present value of the remaining lease payments, discounted using the Company’s incremental borrowing rate as of January 1, 2019. The weighted average incremental borrowing rate applied to the lease liabilities on January 1, 2019 was 13.1%. The Company elected to measure the right-of-use assets for these leases at amounts equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments recognized in the statement of financial position on December 31, 2018.
On initial adoption, the Company used the following practical expedients as permitted by the standard when applying IFRS 16 to leases previously classified as operating leases under IAS 17.

▪	Applied the exemption not to recognize right-of-use assets and liabilities for leases with low value.

▪	Applied the exemption not to recognize right-of-use assets and liabilities for leases with less than 12 months of lease term remaining.
5. Adoption of new accounting standards (continued)

▪
Applied a single discount rate to a portfolio of leases with reasonably similar characteristics (such as leases in a similar economic environment including the countries in which the right-of-use asset is located).

▪	Excluded initial direct costs from measuring the right-of-use asset at the date of initial application.

▪	Used hindsight, such as in determining the lease term if the contract contains options to extend or terminate the lease.
The Company also leases various equipment that had previously been classified as finance leases under IAS 17. For these finance leases, the carrying amount of the right-of-use asset and the lease liability at January 1, 2019 were determined at the carrying amount of the lease asset and lease liability under IAS 17 immediately before that date.
The impact on transition is summarized below.

	December 31, 2018	IFRS 16 Adjustment	January 1, 2019

Lease assets presented in property, plant and equipment	$11,345	$9,379	$20,724
Lease liabilities – current	2,978	2,658	5,636
Lease liabilities – non-current	6,538	6,168	12,706
Accounts receivable and other	80,987	(553)	80,434

On adoption of IFRS 16, the Company excluded certain arrangements which management concluded were not within the scope of IFRS 16 because they are arrangements for the use of land that grant the Company the right to explore, develop, produce or otherwise use the mineral resource contained in that land. A reconciliation of lease commitments previously reported and the amount of the lease liability recognized is as follows:

January 1, 2019

Operating lease commitments at December 31, 2018	$64,690
Exclusion of arrangements to explore for or use minerals	(53,186)
Leases with low value at January 1, 2019	(1,677)
Leases with less than 12 months of remaining lease term at January 1, 2019	(866)
Arrangements reassessed as leases	3,120
Effect of discounting using the incremental borrowing rate at January 1, 2019	(3,255)
Lease liabilities recognized as IFRS 16 adjustment at January 1, 2019	$8,826

(ii) IFRIC 23 'Uncertainty over Income Tax Treatments'
This interpretation sets out how to determine the accounting tax position when there is uncertainty over income tax treatments. At January 1, 2019, the Company adopted this standard and there was no material impact on its consolidated financial statements.
(iii) New IFRS Pronouncements
Below are new standards, amendments to standards and interpretations that have been issued and are not yet effective. The Company plans to apply the new standards or interpretations in the annual period for which they are effective.
5. Adoption of new accounting standards (continued)
Interest Rate Benchmark Reform
In September 2019, IASB has issued first phase amendments IFRS 9 Financial Instruments, IAS 39 Financial Instruments: Recognition and Hedging and IFRS 7 Financial Instrument Disclosures to address the financial reporting impact of the reform on interest rate benchmarks, such as interbank offered rates (IBOR). The first phase amendments is effective beginning January 1, 2020 and is focused on the impact to hedge accounting requirements. The Company does not expect a material impact on its consolidation financial statements from phase one of the amendments. The Company will continue to assess the effect of the second phase amendments related to the interest rate benchmark reform on its financial statements.
Conceptual Framework for Financial Reporting
In March 2018, the IASB revised the Conceptual Framework for financial reporting and is effective January 1, 2020. The Conceptual Framework sets out fundamental concepts for financial reporting and guides companies in developing accounting policies when no IFRS standard exists. The Conceptual Framework sets out the objective of general purpose financial reporting; the qualitative characteristics of useful financial information; a description of the reporting entity; definitions of an asset, a liability, equity, income and expenses and guidance on recognition and de-recognition criteria; measurement bases and guidance on when to use them; concepts and guidance on presentation and disclosure; and concepts relating to capital and capital maintenance. The Company is assessing the impact of the revised Conceptual Framework on its financial statements.